Parent only financial information - Condensed Statements of Results of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (301,065)	$ (46,140)	¥ (520,421)	¥ (145,277)
Total operating expenses	(640,486)	(98,159)	(1,293,799)	(407,253)
Loss from operations	(226,020)	(34,639)	(536,757)	69,375
Other (expenses) income:
Interest (expenses) income, net	(12,989)	(1,991)	(8,719)	(1,118)
Income (loss) before income tax	(206,710)	(31,681)	(506,621)	108,459
Income tax expense	14,665	2,248	3,766	4,433
Net income (loss) attributable to FANGDD Network Group Ltd.	(220,288)	(33,762)	(510,387)	104,026
Accretion of Redeemable Convertible Preferred Shares			(116,308)	(248,186)
Deemed dividend to preferred shareholder			642,174
Net loss attributable to ordinary shareholders	(220,288)	$ (33,762)	(1,268,869)	(144,160)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(13,607)		(881)	(72)
Total operating expenses	(13,607)		(881)	(72)
Loss from operations	(13,607)		(881)	(72)
Equity income (loss) of subsidiaries and the VIE and VIE's subsidiaries	(115,964)		147,511	22,921
Other (expenses) income:
Interest (expenses) income, net	3,366		(2)	(2)
Income (loss) before income tax	(126,205)		146,628	22,847
Income tax expense	0
Net income (loss) attributable to FANGDD Network Group Ltd.	(126,205)		146,628	22,847
Accretion of Redeemable Convertible Preferred Shares			(116,308)	(248,186)
Deemed dividend to preferred shareholder			642,174
Net loss attributable to ordinary shareholders	¥ (126,205)		¥ (611,854)	¥ (225,339)